UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     February 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $179,352 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     Common Stock     88579y101      901    10390 SH       Sole                    10390
ABBOTT LABORATORIES            Common Stock     002824100      418     8000 SH       Sole                     8000
AMERICAN EXPRESS CO            Common Stock     025816109      277     6600 SH       Sole                     6600
AMERISERV FINANCIAL INC        Common Stock     03074A102      167   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     8286   179199 SH       Sole                   179199
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     6879   215513 SH       Sole                   215513
AT&T INC                       Common Stock     00206R102     7330   256304 SH       Sole                   256304
AVISTA CORP                    Common Stock     05379b107     7220   345790 SH       Sole                   345790
BANK OF UTICA NY NON VTG       Common Stock     065437204      276     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      434     9386 SH       Sole                     9386
BERKSHIRE HATHAWAY INC DEL CLA CLB		084670108      747        6 SH       Sole                        6
BERKSHIRE HATHAWAY INC DELCL B CLB New	        084670702      496     6000 SH       Sole                     6000
BHP BILLITON LTD SPONS         Sponsored ADR    088606108     1061    13905 SH       Sole                    13905
BRISTOL MYERS SQUIBB CO        Common Stock     110122108      442    16320 SH       Sole                    16320
CARBO CERAMICS INC             Common Stock     140781105     1239    15300 SH       Sole                    15300
CHEVRON CORP                   Common Stock     166764100     1467    18100 SH       Sole                    18100
CISCO SYSTEMS INC              Common Stock     17275r102      216     9848 SH       Sole                     9848
CITIGROUP INC                  Common Stock     172967101       47    12000 SH       Sole                    12000
COCA COLA COMPANY              Common Stock     191216100      849    14500 SH       Sole                    14500
DELL INC                       Common Stock     24702R101     4385   338056 SH       Sole                   338056
ELI LILLY & CO                 Common Stock     532457108     5350   146446 SH       Sole                   146446
ENCANA CORP                    Common Stock     292505104     5593   185015 SH       Sole                   185015
EXXON MOBIL CORP               Common Stock     30231G102      678    10978 SH       Sole                    10978
FIRST CAROLINA INV INC         Common Stock     319420105      247    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD. Common Stock     Y2573F102     2928   484724 SH       Sole                   484724
INTEL CORP                     Common Stock     458140100     6395   333093 SH       Sole                   333093
INTL BUSINESS MACHINES CORP    Common Stock     459200101      336     2507 SH       Sole                     2507
ISHARES SILVER TRUST           Ishares          46428Q109     4972   233321 SH       Sole                   233321
M & T BANK CORP                Common Stock     55261F104     2423    29623 SH       Sole                    29623
MARATHON OIL CORP              Common Stock     565849106     5937   179355 SH       Sole                   179355
MARSH & MCLENNAN COS INC       Common Stock     571748102     6241   258729 SH       Sole                   258729
MERCK & CO INC NEW             Common Stock     58933y105     7573   205740 SH       Sole                   205740
MICROSOFT CORP                 Common Stock     594918104     4850   198056 SH       Sole                   198056
NEWMONT MINING CORP            Common Stock     651639106     7761   123565 SH       Sole                   123565
NIPPON TELEGRAPH & TELEPHONE C Sponsored ADR    654624105     5501   250954 SH       Sole                   250954
NUANCE COMMUNICATIONS, INC.    Common Stock     67020Y100      223    14275 SH       Sole                    14275
PAN AMERN SILVER CORP          Common Stock     697900108      257     8700 SH       Sole                     8700
PFIZER INC                     Common Stock     717081103     6185   360214 SH       Sole                   360214
PNM RESOURCES INC              Common Stock     69349H107     4432   389133 SH       Sole                   389133
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     5732   282660 SH       Sole                   282660
PROSHARES SHORT S&P500         PSHS SHRTS&P     74347R503     3426    70056 SH       Sole                    70056
REDWOOD TRUST INC              Common Stock     758075402     4375   302544 SH       Sole                   302544
SAFEWAY INC NEW                Common Stock     786514208     5036   238005 SH       Sole                   238005
SOUTHWEST AIRLINES CO          Common Stock     844741108     7283   557226 SH       Sole                   557226
SPDR GOLD TR GOLD SHS          GOLD SHS         78463V107     4629    36193 SH       Sole                    36193
SYMANTEC CORP                  Common Stock     871503108      504    33300 SH       Sole                    33300
TECO ENERGY INC                Common Stock     872375100     5808   335345 SH       Sole                   335345
TIDEWATER INC                  Common Stock     886423102     5519   123163 SH       Sole                   123163
UNITEDHEALTH GROUP INC         Common Stock     91324p102      252     7180 SH       Sole                     7180
WAL-MART STORES INC            Common Stock     931142103     4876    91109 SH       Sole                    91109
WASHINGTON FEDERAL INC         Common Stock     938824109     5961   390134 SH       Sole                   390134
WELLS FARGO & CO NEW           Common Stock     949746101     4655   185334 SH       Sole                   185334

						            179352                                          179352
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